INTEREST BEARING LOANS AND BORROWINGS - Guaranteed interest-bearing loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Guaranteed interest-bearing loans and borrowings
Guarantees received	¥ 659,261
Long-term loans
Guaranteed interest-bearing loans and borrowings
Guarantees received	3,040,400	¥ 3,191,277
Long-term loans | Lanzhou Aluminum Factory
Guaranteed interest-bearing loans and borrowings
Guarantees received		4,000
Long-term loans | Ningxia Energy
Guaranteed interest-bearing loans and borrowings
Guarantees received	892,400	1,020,400
Long-term loans | Yinxing Energy
Guaranteed interest-bearing loans and borrowings
Guarantees received	70,000	91,000
Long-term loans | Baotou Aluminum Co. Ltd and Baotou Communications Investment Group Co. Ltd
Guaranteed interest-bearing loans and borrowings
Guarantees received	1,600,000	1,600,000
Long-term loans | The Company and Hangzhou Jinjiang Group Co. Ltd
Guaranteed interest-bearing loans and borrowings
Guarantees received	246,000	475,877
Long-term loans | Qingzhen Industrial Investment Co., Ltd.*("Qingzhen Investment")
Guaranteed interest-bearing loans and borrowings
Guarantees received	116,000
Long-term loans | Guizhou Industrial Investment Group Co., Ltd.*("Guizhou Investment")
Guaranteed interest-bearing loans and borrowings
Guarantees received	116,000
Short-term loans
Guaranteed interest-bearing loans and borrowings
Guarantees received	240,000	150,000
Short-term loans | Ningxia Energy
Guaranteed interest-bearing loans and borrowings
Guarantees received		70,000
Short-term loans | Chalco Shandong
Guaranteed interest-bearing loans and borrowings
Guarantees received		¥ 80,000
Short-term loans | China Great Wall Aluminum Co., Ltd
Guaranteed interest-bearing loans and borrowings
Guarantees received	40,000
Short-term loans | Hangzhou Jinjiang, Qingzhen Investment and Guizhou Investment
Guaranteed interest-bearing loans and borrowings
Guarantees received	¥ 200,000